Insurance Contracts	12 Months Ended
Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Insurance Contracts
38. Insurance Contracts
38.1 Insurance Assets
38.1.1 Details of deferred acquisition costs included in other assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Non-life insurance	￦	965,683	￦	1,230,375
Life insurance		205,289		345,831

	￦	1,170,972	￦	1,576,206

38.1.2 Changes in deferred acquisition costs included in other assets for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	786,626	￦	872,811	￦	(693,754)	￦	965,683
Life insuranc e		134,739		144,429		(73,879)		205,289

	￦	921,365	￦	1,017,240	￦	(767,633)	￦	1,170,972

	2021
	Beginning		Increase		Amortization		Ending
	(In millions of Korean won)
Non-life insurance	￦	965,683	￦	965,735	￦	(701,043)	￦	1,230,375
Life insurance		205,289		258,653		(118,111)		345,831

	￦	1,170,972	￦	1,224,388	￦	(819,154)	￦	1,576,206

38.1.3 Details of reinsurance assets included in other assets as of December 31, 2020 and 2021, are as follows:

		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	732,579	￦	879,936
	Automobile insurance		14,916		16,989
	Long-term insurance		156,234		178,531
	Unearned premium reserve:
	General insurance		285,634		262,020
	Automobile insurance		10,870		5,575

			1,200,233		1,343,051

Life insurance	Reserve for outstanding claims		2,081		2,169
	Unearned premium reserve		951		985

			3,032		3,154

Others	Reserve for outstanding claims		2,427		2,103
	Unearned premium reserve		895		620

			3,322		2,723

Total reinsurance assets			1,206,587		1,348,928
Less: Allowances for impairment losses			(879)		(436)

		￦	1,205,708	￦	1,348,492

38.1.4 Changes in reinsurance assets included in other assets for the years ended December 31, 2020 and 2021, are as follows:

		2020
		Beginning		Net increase (decrease)		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	361,065	￦	371,514	￦	—	￦	732,579
	Automobile insurance		16,555		(1,639)		—		14,916
	Long-term insurance		130,758		25,476		—		156,234
	Unearned premium reserve:
	General insurance		208,820		76,814		—		285,634
	Automobile insurance		19,952		(9,082)		—		10,870

			737,150		463,083		—		1,200,233

Life insurance	Reserve for outstanding claims		1,639		(564)		1,006		2,081
	Unearned premium reserve		408		(27)		570		951

			2,047		(591)		1,576		3,032

Others	Reserve for outstanding claims		2,563		(136)		—		2,427
	Unearned premium reserve		844		51		—		895

			3,407		(85)		—		3,322

Total reinsurance assets			742,604		462,407		1,576		1,206,587
Less: Allowances for impairment losses			(1,953)		1,074		—		(879)

		￦	740,651	￦	463,481	￦	1,576	￦	1,205,708

		2021
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims:
	General insurance	￦	732,579	￦	147,357	￦	879,936
	Automobile insurance		14,916		2,073		16,989
	Long-term insurance		156,234		22,297		178,531
	Unearned premium reserve:
	General insurance		285,634		(23,614)		262,020
	Automobile insurance		10,870		(5,295)		5,575

			1,200,233		142,818		1,343,051

Life insurance	Reserve for outstanding claims		2,081		88		2,169
	Unearned premium reserve		951		34		985

			3,032		122		3,154

Others	Reserve for outstanding claims		2,427		(324)		2,103
	Unearned premium reserve		895		(275)		620

			3,322		(599)		2,723

Total reinsurance assets			1,206,587		142,341		1,348,928
Less: Allowances for impairment losses			(879)		443		(436)

		￦	1,205,708	￦	142,784	￦	1,348,492

38.2 Insurance Liabilities
38.2.1 Details of insurance liabilities by insurance type as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	24,990,530	￦	23,264,955	￦	—	￦	48,255,485
Reserve for outstanding claims		2,885,006		252,883		2,426		3,140,315
Unearned premium reserve		1,859,367		9,450		896		1,869,713
Reserve for dividend to policyholders		129,660		41,024		—		170,684
Reserve for distribution of earnings to policyholders		51,292		5,009		—		56,301
Reserve for loss compensation on participating insurance		20,090		6,818		—		26,908
Guarantee reserve		—		895,890		—		895,890

	￦	29,935,945	￦	24,476,029	￦	3,322	￦	54,415,296

	December 31, 2021
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Premium reserve*	￦	26,086,004	￦	24,363,509	￦	—	￦	50,449,513
Reserve for outstanding claims		3,378,427		259,848		2,102		3,640,377
Unearned premium reserve		1,909,327		9,358		622		1,919,307
Reserve for dividend to policyholders		122,025		40,960		—		162,985
Reserve for distribution of earnings to policyholders		63,093		4,857		—		67,950
Reserve for loss compensation on participating insurance		24,790		6,108		—		30,898
Guarantee reserve		—		894,906		—		894,906

	￦	31,583,666	￦	25,579,546	￦	2,724	￦	57,165,936

*	Includes negative VOBA amounting to ￦2,698,010 million and ￦2,390,985 million as of December 31, 2020 and 2021, respectively.
38.2.2 Changes in insurance liabilities for the years ended December 31, 2020 and 2021, are as follows:

		2020
		Beginning		Net increase (decrease) 1		Business combination		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,064,913	￦	503,828	￦	—	￦	1,568,741
	Automobile insurance		1,623,846		274,026		—		1,897,872
	Long-term insurance		25,006,078		1,356,401		—		26,362,479
	Long-term investment contract		108,938		(2,085)		—		106,853
Life insurance	Pure endowment insurance		5,236,128		318,109		2,016,112		7,570,349
	Death insurance		642,963		404,456		14,658,632		15,706,051
	Endowment insurance		1,270,855		(156,688)		74,132		1,188,299
	Group insurance and others 2		9,555		(2,238)		4,013		11,330
Others			3,407		(85)		—		3,322

		￦	34,966,683	￦	2,695,724	￦	16,752,889	￦	54,415,296

		2021
		Beginning		Net increase (decrease) 1		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	1,568,741	￦	222,543	￦	1,791,284
	Automobile insurance		1,897,872		127,693		2,025,565
	Long-term insurance		26,362,479		1,373,257		27,735,736
	Long-term investment contract		106,853		(75,772)		31,081
Life insurance	Pure endowment insurance		7,570,349		436,999		8,007,348
	Death insurance		15,706,051		810,366		16,516,417
	Endowment insurance		1,188,299		(142,962)		1,045,337
	Group insurance and others 2		11,330		(886)		10,444
Others			3,322		(598)		2,724

		￦	54,415,296	￦	2,750,640	￦	57,165,936

1	Includes exchange differences effect and decrease in liabilities related to investment contracts.
2	Includes reserve for distribution of earnings to policyholders and reserve for loss compensation on participating insurance.
38.3 Liability Adequacy Test
According to the revision of the Detailed Regulations on Supervision of Insurance Business, the criteria for the insurance liability adequacy test were changed, and the Group accounted for the change as a change in accounting policy because it provided reliable and more relevant information about current estimates of future cash flows. This change in accounting policy has no effect on the consolidated financial statements, but comparative notes have been restated.
38.3.1 KB Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Long-term insurance
Discount rate	-3.98~23.96	-3.39~19.54	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by director of the Financial Supervisory Service
Expense ratio	6.46	6.25	Calculated using future expense plan based on the recent one-year experience statistics
Lapse ratio	1.48~35.44	1.49~35.98	Calculated based on the recent five-year experience statistics
Risk ratio	11.9~1,055.2	7.4~1,143.8	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
General insurance
Lapse ratio	1.1	0.9	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Sales cost ratio	6.5	6.3	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	10.7	10.5	Ratio of maintenance cost to earned premiums by type of contracts for the preceding year
Claim survey cost ratio	4.7	4.7	Ratio of claim survey cost to insurance claim payments by type of contracts for the preceding three years
Loss ratio	71.0	78.5	Ratio of final loss incurred to earned premiums by type of contracts for the preceding five years
Automobile insurance
Lapse ratio	4.6	4.7	Ratio of surrender value to direct insurance premiums by type of contracts for the preceding five years
Sales cost ratio	8.1	7.6	Ratio of sales cost to direct insurance premiums by type of contracts for the preceding year (applicable only to unpaid premiums)
Maintenance cost ratio	9.0	8.8	Ratio of maintenance cost to earned premiums by type of collaterals for the preceding year
Claim survey cost ratio	8.4	8.1	Ratio of claim survey cost to insurance claim payments by type of collaterals for the preceding three years
Loss ratio	78.2	78.2	Ratio of final loss incurred to earned premiums by type of collaterals for the preceding five years
Results of the insurance liability adequacy test of KB Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	461,227	￦	391,040	￦	70,187
Automobile insurance		1,363,104		1,290,439		72,665
Long-term insurance		20,892,077		13,671,990		7,220,087

	￦	22,716,408	￦	15,353,469	￦	7,362,939

	December 31, 2021
	Recognized liabilities*		Estimated adequate liabilities		Surplus (shortfall)
	(In millions of Korean won)
General insurance	￦	465,812	￦	437,555	￦	28,257
Automobile insurance		1,401,462		1,322,026		79,436
Long-term insurance		21,812,939		14,277,162		7,535,777

		￦23,680,213	￦	16,036,743	￦	7,643,470

*
In the case of long-term insurance, premium reserve and unearned premium reserve are recognized; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article 6-3 of the Regulations on Supervision of Insurance Business.

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2021.
38.3.2 KB Life Insurance Co., Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of KB Life Insurance Co., Ltd. as of December 31, 2020 and 2021, are as follows:

	Assumptions (%)		Calculation basis
	December 31, 2020	December 31, 2021
Lapse ratio	0~65.50	0~65.57	Ratio of canceled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the recent five-year experience statistics

Loss ratio	24~156	22~162	Ratio of number of accidents to the number of holding contracts, by collateral, gender, and elapsed period, based on the recent seven-year experience statistics

Discount rate	-3.62~23.48	-3.39~19.54	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
Indirect costs included in administration expenses were calculated by applying the unit cost based on the experience statistics of the actual executed costs over the past year according to the expense allocations standard set by the Detailed Regulations on Supervision of Insurance Business. Direct costs such as acquisition cost were calculated based on estimates of future expense according to the Group’s internal policies such as solicitation commission policy.
The insurance liability adequacy test of KB Life Insurance Co., Ltd. is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2020 and 2021, are as follows:

		December 31, 2020
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,447	￦	57,162	￦	(26,715)
	Non-participating		395,766		66,380		329,386
Variable interest type	Participating		970,376		1,010,383		(40,007)
	Non-participating		5,508,172		5,275,939		232,233
Variable type			(26,685)		(125,530)		98,845

Total		￦	6,878,076	￦	6,284,334	￦	593,742

		December 31, 2021
		Recognized liabilities		Estimated adequate liabilities		Surplus (shortfall)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,828	￦	51,443	￦	(20,615)
	Non-participating		664,569		5,876		658,693
Variable interest type	Participating		896,754		913,067		(16,313)
	Non-participating		5,754,214		5,263,775		490,439
Variable type			(7,822)		(101,418)		93,596

		￦	7,338,543	￦	6,132,743	￦	1,205,800

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2021.
38.3.3 Prudential Life Insurance Company of Korea Ltd.
Assumptions and calculation basis for the insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. as of December 31, 2020 and 2021, are as follows:

Assumptions (%)
	December 31, 2020	December 31, 2021	Calculation basis
Discount rate	-3.98~23.96	-3.39~19.54	Calculated by applying an interest rate scenario which is a risk-free rate scenario adjusted by liquidity premium presented by the Financial Supervisory Service

Lapse ratio	2~28	1~26	Calculated based on the amount of insurance coverage by elapsed period based on the recent five-year experience statistics

Risk ratio	21~312	28~545	Calculated by ratio of insurance claim payments to risk premiums by elapsed period based on the recent five-year experience statistics
The insurance liability adequacy test of Prudential Life Insurance Company of Korea Ltd. is performed by contract type such as interest rate type and dividend type. Results of the insurance liability adequacy test as of December 31, 2020 and 2021, are as follows:

		Surplus (shortfall)
		December 31, 2020		December 31, 2021
		(In millions of Korean won)
Fixed interest type	Participating	￦	(14,701)	￦	(7,687)
	Non-participating		(865,083)		787,200
Variable interest type	Non-participating		100,825		128,963
Variable type			1,584,469		1,278,620

		￦	805,510	￦	2,187,096

As a result of the liability adequacy test, the Group did not set additional reserve as it shows net surplus. As such, there was no amount recorded as a result of the liability adequacy test as of December 31, 2021.

38.4 Net Insurance Income
Details of insurance income and insurance expenses for the years ended December 31, 2019, 2020 and 2021, are as follows:

		2019		2020		2021
		(In millions of Korean won)
Insurance income	Premium income	￦	11,173,367	￦	12,872,727	￦	14,684,383
	Reinsurance income		850,871		823,500		990,437
	Reversal of policy reserve		993		85		599
	Separate account income		216,429		216,485		286,967
	Income from changes in reinsurance assets		42,432		467,729		135,159
	Other insurance income		33,090		6,114		10,313

			12,317,182		14,386,640		16,107,858

Insurance expenses	Insurance claims paid		5,046,772		5,264,829		5,777,899
	Dividend expenses		9,902		11,661		14,038
	Refunds of surrender value		2,870,543		3,286,150		4,032,209
	Reinsurance expenses		1,018,007		1,127,304		1,163,056
	Provision for policy reserve		1,547,264		2,709,903		2,761,735
	Separate account expenses		139,810		113,703		112,180
	Administration expenses		453,016		563,085		644,947
	Amortization of deferred acquisition costs		679,279		767,633		819,154
	Expenses from changes in reinsurance assets		314		163		—
	Claim survey expenses paid		52,123		58,873		60,234
	Other insurance expenses		200,640		183,343		165,695

			12,017,670		14,086,647		15,551,147

Net insurance income		￦	299,512	￦	299,993	￦	556,711

38.5 Risk Management of KB Insurance Co., Ltd.
38.5.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims and is classified as insurance price risk and reserves risk. Insurance price risk is the risk of loss that might occur when the actual risk exceeds the expected risk ratio or expected expense ratio set at the time of calculating insurance premium, that is, the possibility of loss due to the differences between actual payment of claims and premiums received from policyholders. Reserve risk means the risk of not being able to cover actual claim payments in the future due to a lack of reserve accumulated at the time of assessment.
38.5.2 Purposes, policies, and procedures to manage risk arising from insurance contracts
The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters.
In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.
38.5.3 Exposure to insurance price risk
According to Risk Based Capital (“RBC”) standard, exposure to insurance price risk is measured as the risk retained premium for all insurance contracts based on the track record for one year up to reference date of calculation. The risk retained premium is measured by adding assumed risk reinsurance premium to direct risk premium and deducting ceded risk reinsurance premium.
The Group’s exposure to insurance price risk as of December 31, 2020 and 2021, as follows:

	December 31, 2020
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,088,791	￦	79,429	￦	(663,750)	￦	504,470
Automobile		2,491,412		—		(21,433)		2,469,979
Long-term		2,803,532		—		(415,439)		2,388,093

	￦	6,383,735	￦	79,429	￦	(1,100,622)	￦	5,362,542

	December 31, 2021
	Direct risk premium		Assumed risk reinsurance premium		Ceded risk reinsurance premium		Total
	(In millions of Korean won)
General	￦	1,161,427	￦	93,191	￦	(630,231)	￦	624,387
Automobile		2,538,277		—		(13,683)		2,524,594
Long-term		3,128,821		—		(462,261)		2,666,560

	￦	6,828,525	￦	93,191	￦	(1,106,175)	￦	5,815,541

38.5.4 Concentration of insurance risk
The Group is selling various insurance contracts such as general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee, and other special type insurances), automobile insurances (for private use, for business use, for commercial use, bicycle, and others), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing, and pension), and others. The Group’s risk is distributed through reinsurance, joint acceptance, and sales of diversified insurance products. In addition, insurances such as storm and flood insurance, which have a very low probability of occurrence but cover severe levels of risk, are controlled through acceptance limit and joint acquisition.

38.5.5 Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with two or more methods, including paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2020 and 2021, are as follows:
<2020>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2016.1.1 ~ 2016.12.31	￦	145,618	￦	167,818	￦	171,206	￦	178,265	￦	180,160
2017.1.1 ~ 2017.12.31		168,409		200,699		204,368		206,201		—
2018.1.1 ~ 2018.12.31		200,968		241,474		246,871		—		—
2019.1.1 ~ 2019.12.31		219,881		263,849		—		—		—
2020.1.1 ~ 2020.12.31		232,622		—		—		—		—

		967,498		873,840		622,445		384,466		180,160

Gross cumulative claim payments (B)
2016.1.1 ~ 2016.12.31		108,098		151,282		162,059		170,353		175,063
2017.1.1 ~ 2017.12.31		132,430		184,333		193,780		199,225		—
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		—		—
2019.1.1 ~ 2019.12.31		185,645		246,397		—		—		—
2020.1.1 ~ 2020.12.31		167,129		—		—		—		—

		747,072		799,967		591,739		369,578		175,063

Difference (A-B)	￦	220,426	￦	73,873	￦	30,706	￦	14,888	￦	5,097

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	1,174,611	￦	1,193,833	￦	1,205,524	￦	1,212,025	￦	1,212,162	￦	1,214,524	￦	1,217,006
2015.1.1 ~ 2015.12.31		1,227,106		1,245,780		1,256,058		1,263,044		1,267,142		1,271,001		—
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		—		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		—		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		—		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		—		—		—		—		—		—

		9,706,572		8,162,238		6,589,686		5,137,820		3,779,268		2,485,525		1,217,006

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		969,211		1,150,462		1,180,953		1,196,387		1,204,580		1,208,421		1,210,632
2015.1.1 ~ 2015.12.31		1,020,975		1,198,241		1,228,357		1,245,779		1,254,187		1,261,995		—
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		—		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		—		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		—		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		—		—		—		—		—		—

		8,058,642		7,889,761		6,466,455		5,074,686		3,747,521		2,470,416		1,210,632

Difference (A-B)	￦	1,647,930	￦	272,477	￦	123,231	￦	63,134	￦	31,747	￦	15,109	￦	6,374

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2014.1.1 ~ 2014.12.31	￦	789,088	￦	1,083,049	￦	1,114,820	￦	1,119,206	￦	1,122,191	￦	1,123,240	￦	1,124,628
2015.1.1 ~ 2015.12.31		885,476		1,219,394		1,256,051		1,266,881		1,270,967		1,273,615		—
2016.1.1 ~ 2016.12.31		1,064,744		1,437,573		1,485,839		1,500,403		1,506,889		—		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		—		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		—		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		—		—		—		—		—		—

		8,741,035		9,465,795		7,469,136		5,576,258		3,900,047		2,396,855		1,124,628

Gross cumulative claim payments (B)
2014.1.1 ~ 2014.12.31		744,944		1,065,792		1,104,468		1,114,341		1,119,531		1,122,378		1,123,868
2015.1.1 ~ 2015.12.31		836,471		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		—
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		—		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		—		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		—		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		—		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		—		—		—		—		—		—

		8,373,482		9,375,248		7,426,879		5,557,422		3,892,929		2,395,026		1,123,868

Difference (A-B)	￦	367,553	￦	90,547	￦	42,257	￦	18,836	￦	7,118	￦	1,829	￦	760

<2021>
General Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2017.1.1 ~ 2017.12.31	￦	169,234	￦	201,406	￦	205,075	￦	206,856	￦	207,252
2018.1.1 ~ 2018.12.31		200,968		241,471		246,499		250,083		—
2019.1.1 ~ 2019.12.31		219,419		263,105		267,687		—		—
2020.1.1 ~ 2020.12.31		232,622		273,531		—		—		—
2021.1.1 ~ 2021.12.31		290,480		—		—		—		—

		1,112,723		979,513		719,261		456,939		207,252

Gross cumulative claim payments (B)
2017.1.1 ~ 2017.12.31		133,254		185,107		194,511		199,926		202,548
2018.1.1 ~ 2018.12.31		153,770		217,955		235,900		240,171		—
2019.1.1 ~ 2019.12.31		185,645		246,397		258,465		—		—
2020.1.1 ~ 2020.12.31		167,129		244,074		—		—		—
2021.1.1 ~ 2021.12.31		236,265		—		—		—		—

		876,063		893,533		688,876		440,097		202,548

Difference(A-B)	￦	236,660	￦	85,980	￦	30,385	￦	16,842	￦	4,704

Automobile Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	1,227,107	￦	1,245,781	￦	1,256,059	￦	1,263,044	￦	1,267,142	￦	1,271,000	￦	1,282,673
2016.1.1 ~ 2016.12.31		1,276,939		1,281,381		1,287,728		1,294,735		1,299,964		1,309,221		—
2017.1.1 ~ 2017.12.31		1,342,998		1,348,828		1,358,867		1,368,016		1,371,619		—		—
2018.1.1 ~ 2018.12.31		1,468,784		1,471,807		1,481,509		1,488,890		—		—		—
2019.1.1 ~ 2019.12.31		1,591,793		1,620,609		1,635,704		—		—		—		—
2020.1.1 ~ 2020.12.31		1,624,341		1,632,626		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,750,508		—		—		—		—		—		—

		10,282,470		8,601,032		7,019,867		5,414,685		3,938,725		2,580,221		1,282,673

Gross cumulative claim payments(B)
2015.1.1 ~ 2015.12.31		1,020,975		1,198,240		1,228,357		1,245,780		1,254,186		1,261,995		1,264,247
2016.1.1 ~ 2016.12.31		1,052,830		1,235,656		1,264,651		1,282,346		1,288,754		1,291,380		—
2017.1.1 ~ 2017.12.31		1,104,158		1,306,235		1,335,962		1,350,174		1,357,903		—		—
2018.1.1 ~ 2018.12.31		1,224,820		1,428,973		1,456,532		1,471,379		—		—		—
2019.1.1 ~ 2019.12.31		1,332,849		1,570,194		1,598,956		—		—		—		—
2020.1.1 ~ 2020.12.31		1,353,799		1,570,730		—		—		—		—		—
2021.1.1 ~ 2021.12.31		1,445,877		—		—		—		—		—		—

		8,535,308		8,310,028		6,884,458		5,349,679		3,900,843		2,553,375		1,264,247

Difference(A-B)	￦	1,747,162	￦	291,004	￦	135,409	￦	65,006	￦	37,882	￦	26,846	￦	18,426

Long-term Insurance

	Development year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2015.1.1 ~ 2015.12.31	￦	885,476	￦	1,219,394	￦	1,256,051	￦	1,266,881	￦	1,270,967	￦	1,273,615	￦	1,275,520
2016.1.1 ~ 2016.12.31		1,064,744		1,437,574		1,485,839		1,500,403		1,506,889		1,510,197		—
2017.1.1 ~ 2017.12.31		1,184,224		1,614,903		1,670,929		1,689,768		1,695,477		—		—
2018.1.1 ~ 2018.12.31		1,372,706		1,881,046		1,941,497		1,965,983		—		—		—
2019.1.1 ~ 2019.12.31		1,626,481		2,229,830		2,297,861		—		—		—		—
2020.1.1 ~ 2020.12.31		1,818,316		2,442,633		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,124,582		—		—		—		—		—		—

		10,076,529		10,825,380		8,652,177		6,423,035		4,473,333		2,783,812		1,275,520

Gross cumulative claim payments(B)
2015.1.1 ~ 2015.12.31		836,472		1,205,130		1,248,475		1,262,528		1,269,557		1,272,648		1,274,908
2016.1.1 ~ 2016.12.31		1,017,243		1,424,948		1,477,415		1,496,556		1,503,841		1,507,284		—
2017.1.1 ~ 2017.12.31		1,130,868		1,599,227		1,662,978		1,683,997		1,692,323		—		—
2018.1.1 ~ 2018.12.31		1,319,613		1,868,434		1,933,543		1,958,256		—		—		—
2019.1.1 ~ 2019.12.31		1,574,696		2,211,717		2,288,023		—		—		—		—
2020.1.1 ~ 2020.12.31		1,749,647		2,426,351		—		—		—		—		—
2021.1.1 ~ 2021.12.31		2,057,154		—		—		—		—		—		—

		9,685,693		10,735,807		8,610,434		6,401,337		4,465,721		2,779,932		1,274,908

Difference(A-B)	￦	390,836	￦	89,573	￦	41,743	￦	21,698	￦	7,612	￦	3,880	￦	612

38.5.6 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	351,205	￦	—	￦	—	￦	—
Loss ratio	+10%			5,203,896		—		—		—
Expense ratio	+10%			388,406		—		—		—
Discount rate	-0.5	%p		2,097,400		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	337,969	￦	—	￦	—	￦	—
Loss ratio	+10%			6,065,429		—		—		—
Expense ratio	+10%			503,132		—		—		—
Discount rate	-0.5	%p		1,985,421		—		—		—
38.5.7 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancelation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analyzing remaining maturity of insurance contracts.
Maturity structure of premium reserve as of December 31, 2020 and 2021, as follows:

	December 31, 2020*
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	70,782	￦	191,570	￦	78,092	￦	51,216	￦	175,387	￦	567,047
Variable interest type		663,210		2,304,298		1,937,621		845,404		14,716,753		20,467,286

		733,992		2,495,868		2,015,713		896,620		14,892,140		21,034,333

Annuity:
Fixed interest type		5		717		2,203		3,817		738		7,480
Variable interest type		242		83,568		390,516		1,301,383		2,195,244		3,970,953

		247		84,285		392,719		1,305,200		2,195,982		3,978,433

Total:
Fixed interest type		70,787		192,287		80,295		55,033		176,125		574,527
Variable interest type		663,452		2,387,866		2,328,137		2,146,787		16,911,997		24,438,239

	￦	734,239	￦	2,580,153	￦	2,408,432	￦	2,201,820	￦	17,088,122	￦	25,012,766

	December 31, 2021*
	Up to 1 year		1~5 years		5~10 years		10~20 years		Over 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating:
Fixed interest type	￦	121,988	￦	64,730	￦	77,880	￦	59,042	￦	324,259	￦	647,899
Variable interest type		959,348		1,958,267		1,536,690		919,726		16,123,312		21,497,343

		1,081,336		2,022,997		1,614,570		978,768		16,447,571		22,145,242

Annuity:
Fixed interest type		—		820		2,134		3,813		532		7,299
Variable interest type		252		103,419		407,556		1,324,916		2,121,076		3,957,219

		252		104,239		409,690		1,328,729		2,121,608		3,964,518

Total:
Fixed interest type		121,988		65,550		80,014		62,855		324,791		655,198
Variable interest type		959,600		2,061,686		1,944,246		2,244,642		18,244,388		25,454,562

	￦	1,081,588	￦	2,127,236	￦	2,024,260	￦	2,307,497	￦	18,569,179	￦	26,109,760

*	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦ 106,853 million and ￦ 31,081 million, as of December 31, 2020 and 2021, respectively.

38.5.8 Credit risk of insurance contract
Credit risk of an insurance contract refers to economic losses in which the reinsurer, the counterparty, is unable to fulfil its contract obligations due to a decline in credit ratings or default or others. Through an internal review, only the insurers rated BBB- or higher of S&P rating or corresponding rating are selected as reinsurance companies.
Concentration and credit ratings for top three reinsurance companies as of December 31, 2021, are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	38.65%	AA
MUNICH RE	5.75%	AAA
ALLIANZGLOBAL	5.67%	AAA
Exposures to credit risk related to reinsurance as of December 31, 2020 and 2021 as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Reinsurance assets 1	￦	1,199,354	￦	1,342,615
Receivables from reinsurers 2		252,064		377,619

	￦	1,451,418	￦	1,720,234

1	Net carrying amount after impairment losses
2	Net carrying amount after allowances for credit losses
38.5.9 Interest rate risk of insurance contract
Interest rate risk exposure from the Group’s insurance contracts is the risk of unexpected losses due to the fluctuations of net interest income or net assets arising from changes in interest rate and it is managed to minimize unexpected losses. The Group calculates exposure to interest-bearing assets and interest-bearing liabilities for long-term, non-life insurance contracts. Liabilities exposure is premium reserve less surrender charge plus unearned premium reserve. Assets exposure is interest-bearing assets and assets that generate only fees without interest income are excluded from interest-bearing assets. Exposures to interest rate risk as of December 31, 2020 and 2021, are as follows:
38.5.9.1 Exposure to interest rate risk

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Interest-bearing liabilities
Fixed interest rate type	￦	501,147	￦	489,399
Variable interest rate type		23,213,667		24,246,760

	￦	23,714,814	￦	24,736,159

Interest-bearing assets
Due from financial institutions measured at amortized cost and cash equivalents	￦	160,249	￦	81,806
Financial assets at fair value through profit or loss		3,823,603		3,863,978
Financial assets at fair value through other comprehensive income		3,983,567		4,488,443
Securities measured at amortized cost		8,700,196		8,514,272
Loans measured at amortized cost		6,271,484		6,433,839

	￦	22,939,099	￦	23,382,338

38.5.9.2 Measurement and recognition method
Duration is used to measure interest rate risk within a risk-based solvency test. The internal model system is utilized to manage interest rate risk internally. In addition, the Risk Management Committee sets asset allocation strategies every year to manage interest rate risk.
38.5.9.3 Sensitivity to changes in interest rate
Interest rate sensitivity is measured and managed by duration. Generally, when interest rate rises, the value and duration of assets and liabilities decrease, and when interest rate falls, the value and duration of assets and liabilities increase. If the duration of assets is shorter than that of liabilities, interest rate risk increases since the incremental portion of liabilities exceeds that of assets when interest rate falls.
38.5.9.4 Negative margin risk control
In order to manage negative margin risk between interest expenses on liabilities and investment income on invested assets, the Group determines the applied interest rate for premium calculation, the minimum guaranteed interest rate, and the disclosed interest rate by fully considering the market interest rate and the Group’s investment yield. It is set in accordance with the interest rate guideline set by the risk management department every year, and the set applicable interest rate and minimum guaranteed interest rate are determined with the approval of the Risk Management Committee.
38.6 Risk Management of KB Life Insurance Co., Ltd.
38.6.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims and refers to the possibility of losses that may occur because the risk at the time of claim payment is greater than the risk expected at the time of underwriting. Insurance risk can be divided into insurance price risk and policy reserve risk.
Insurance price risk is the possibility of loss due to the differences between actual payment of claims and premiums received from policyholders. Policy reserve risk is possibility of loss due to the differences between policy reserve and actual claims to be paid in the future. Therefore, losses are recognized if actual claims are more than policy reserve.
Life insurance company measures only insurance price risk under RBC requirement because life insurance claim payments are mainly in a fixed amount with less volatility and the period from insured event to claim payments is not long, therefore benefit of measurement of policy reserve risk is low.
38.6.2 Concentration of insurance risk and reinsurance policy
The Group is using reinsurance to mitigate the concentration of insurance risk and increase capital management efficiency using advanced techniques. The reinsurance guidelines are operated separately into individual contracts and group contracts, and reinsurance is ceded through the following process:

(a)
In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, the Group selects the reinsurer through bidding, and decides whether to reinsure or not through agreements with the relevant departments, and final approval by executive of department in charge.

(b)	The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance, and the loss ratio through consultation with the relevant departments.
38.6.3 Characteristic and exposure to insurance price risk
The exposure to insurance price risk is measured as the risk retained premium for all insurance contracts based on the track record for one year up to reference date of calculation. The risk retained premium is measured by adding assumed risk reinsurance premium to direct risk premium and deducting ceded risk reinsurance premium. If the risk retained premium is less than zero, the exposure to insurance price risk is measured as zero.
Insurance risk of a life insurance company is mainly measured by insurance price risk. Policy reserve risk is managed by liability adequacy test because the life insurance claim payments are mainly in a fixed amount with less volatility and the period from insured event to claim payments is not long. Insurance price risk is managed through insurance risk management regulation established by the Risk Management Committee.
Maximum exposures to insurance price risk as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,509	￦	10,409	￦	14,977	￦	11,976
Disability		672		349		586		296
Hospitalization		1,213		787		1,124		730
Operation and diagnosis		4,809		1,783		5,088		1,110
Actual medical expense		1,095		23		1,194		262
Others		1,045		474		972		316

	￦	22,343	￦	13,825	￦	23,941	￦	14,690

Average ratios of claims paid to risk premium received for the preceding three years based on exposure before risk mitigation as of December 31, 2020 and 2021, are 65.1% and 63.0%, respectively.
Exposures to market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Policyholders’ reserve*		Guarantee reserve		Policyholders’ reserve*		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	490,551	￦	2,782	￦	611,283	￦	3,014
Variable universal		90,337		2,515		78,689		2,768
Variable saving		720,197		504		556,196		393

	￦	1,301,085	￦	5,801	￦	1,246,168	￦	6,175

*	Excludes the amount of the lapsed insurance reserve.
38.6.4 Assumptions used in measuring insurance liabilities
The Group continues to apply estimated ratio defined in the premium and policy reserve calculation manual, as prescribed by the Insurance Business Act and the Regulations on Supervision of Insurance Business when measuring insurance liabilities at every reporting period. However, in the case of variable interest type insurance, adjusted interest rate reflecting the external index interest rate according to Article 6-12 of the Regulations on Supervision of Insurance Business and disclosed interest rate reflecting the rate of return on managed assets stated in the premium and policy reserve calculation manual are used.

Reserve amount should be equal to or more than the standard reserve which is calculated using the standard interest rate and standard risk ratio as prescribed by the Enforcement Rules of the Insurance Business Act and the Regulations on Supervision of Insurance Business.
38.6.5 Maturity structure of premium reserve and unearned premium reserve as of December 31, 2020 and 2021, as follows:

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	739,485	￦	350,639	￦	605,931	￦	412,563	￦	451,074	￦	4,770,046	￦	7,329,738
Unearned premium reserve		162		—		23		1		—		6,291		6,477

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	651,638	￦	285,623	￦	578,102	￦	386,515	￦	545,270	￦	5,403,252	￦	7,850,400
Unearned premium reserve		156		—		24		—		—		5,763		5,943
38.6.6 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	51,370	￦	—	￦	—	￦	—
Claim ratio	+10%			31,020		—		—		—
Expense ratio	+10%			33,616		—		—		—
Discount rate	-0.5	%p		511,913		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	82,811	￦	—	￦	—	￦	—
Claim ratio	+10%			50,899		—		—		—
Expense ratio	+10%			53,511		—		—		—
Discount rate	-0.5	%p		482,638		—		—		—
38.7 Risk Management of Prudential Life Insurance Company of Korea Ltd.
38.7.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims and refers to the possibility of losses that may occur because the risk at the time of claim payment is greater than the risk expected at the time of underwriting. Insurance risk can be divided into insurance price risk and policy reserve risk.
Insurance price risk is the possibility of loss due to the differences between actual payment of claims and premiums received from policyholders.
Policy reserve risk is possibility of loss due to the differences between policy reserve and actual claims to be paid in the future. Therefore, losses are recognized if actual claims are more than policy reserve.
Life insurance company measures mainly insurance price risk and manages policy reserve risk using liability adequacy test because life insurance claim payments are mainly in a fixed amount with less volatility and the period from insured event to claim payments is not long.
38.7.2 Insurance risk management
The Group considers insurance risk inherent in products from the time of product development and continues to measure and mitigate insurance risk in various ways after launch. Insurance risk related to death and illness are mitigated through reinsurance, and the Group selects an appropriate reinsurer based on credit risk and determines the appropriate level of insurance risk exposure for each reinsurer prior to entering into a contract with the reinsurer. The Group manages insurance risk through voluntary reinsurance for the amount in excess of the predetermined insurance risk retention limit.
In addition, the Group monitors the loss ratio, effect of selection, and others every quarter, measures risks through an internal model, and reports the results to the Risk Management Committee.
38.7.3 Exposure to insurance price risk
The exposure to insurance price risk is measured as the risk retained premium for all insurance contracts based on the track record for one year up to reference date of calculation. The risk retained premium is measured by adding assumed risk reinsurance premium to direct risk premium and deducting ceded risk reinsurance premium. If the risk retained premium is less than zero, the exposure to insurance price risk is measured as zero.
Maximum exposures to insurance price risk as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	244,975	￦	240,121	￦	253,325	￦	250,045
Disability		10,485		9,964		10,331		10,230
Hospitalization		33,321		33,321		34,194		34,194
Operation and diagnosis		77,820		76,530		81,429		79,850

	￦	366,601	￦	359,936	￦	379,279	￦	374,319

38.7.4 Details of the ceded reinsurance premiums by credit rating of reinsurer for the years ended December 31, 2020 and 2021, are as follows:

	2020			2021
	Ceded reinsurance premium		Proportion (%)	Ceded reinsurance premium		Proportion (%)
	(In millions of Korean won)
AA- or higher	￦	6,444	100.00	￦	5,223	100.00
A+ ~ A-		—	—		—	—
BBB+ or lower		—	—		—	—
Others		—	—		—	—

	￦	6,444	100.00	￦	5,223	100.00

38.7.5 Assumptions used in measuring insurance liabilities
The Group continues to apply estimated ratio defined in the premium and policy reserve calculation manual, as prescribed by the Insurance Business Act and the Regulations on Supervision of Insurance Business when measuring insurance liabilities at every reporting period. However, in the case of variable interest type insurance, adjusted interest rate reflecting the external index interest rate according to Article 6-12 of the Regulations on Supervision of Insurance Business and disclosed interest rate reflecting the rate of return on managed assets stated in the premium and policy reserve calculation manual are used.
Reserve amount should be equal to or more than the standard reserve which is calculated using the standard interest rate and standard risk ratio as prescribed by the Enforcement Rules of the Insurance Business Act and the Regulations on Supervision of Insurance Business.
38.7.6 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancelation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analyzing remaining maturity of insurance contracts.
Maturity structure of premium reserve and unearned premium reserve as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	48,807	￦	37,502	￦	139,973	￦	215,470	￦	418,684	￦	12,376,772	￦	13,237,208
Unearned premium reserve		31		16		58		51		77		3,633		3,866

	December 31, 2021
	Up to 3 years		3-5 years		5-10 years		10-15 years		15-20 years		Over 20 years		Total
	(In millions of Korean won)
Premium reserve	￦	39,578	￦	40,894	￦	154,062	￦	237,021	￦	528,373	￦	13,122,197	￦	14,122,125
Unearned premium reserve		31		15		50		51		65		4,092		4,304

38.7.7 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on lapse ratio, claim ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty. Sensitivity analysis of insurance liabilities was conducted only in the unfavorable direction where additional insurance liabilities could be reserved as the surplus was sufficient as a result of the insurance liability adequacy test.

	December 31, 2020
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	158,219	￦	—	￦	—	￦	—
Claim ratio	+10%			719,689		—		—		—
Expense ratio	+10%			213,675		—		—		—
Discount rate	-0.5	%p		1,687,116		—		—		—

	December 31, 2021
	Assumption change		Effect on
			Base amount of LAT		Insurance liabilities		Profit before tax		Equity
			(In millions of Korean won)
Lapse ratio	+10%		￦	114,427	￦	—	￦	—	￦	—
Claim ratio	+10%			571,446		—		—		—
Expense ratio	+10%			157,924		—		—		—
Discount rate	-0.5	%p		1,563,571		—		—		—
38.8 Application of the Overlay Approach
Upon initial application of IFRS No.9, the Group applied the overlay approach in accordance with IFRS No.4.
38.8.1 Details of financial assets subject to the overlay approach as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	70,312	￦	80,179
Debt securities		7,363,457		8,023,999
Equity securities		305,337		239,426

	￦	7,739,106	￦	8,343,604

38.8.2 Changes in net gains on overlay adjustment for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
	(In millions of Korean won)
Beginning	￦	187,077	￦	339,202
Recognition of other comprehensive income due to acquisition and valuation		177,500		185,906
Reclassification to profit or loss due to disposal		(25,375)		(65,624)

Ending	￦	339,202	￦	459,484